Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0001887944
Registrant Name	Shimmick Corporation
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A